Securities sold under repurchase agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities sold under repurchase agreements
Financing transactions under repurchase agreements	$ 427,497	$ 10,663
Interest expense related to financing transactions	$ 956	$ 432	$ 1,100